ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	38.0%
ACC Auto Trust Series 2022-A(a) 4.58%, 07/15/26		$2,291,695	$2,273,771
ACM Auto Trust Series 2023-1A(a) 8.59%, 01/22/30		3,000,000	3,002,718
Avant Loans Funding Trust Series 2022-REV1(a) 8.57%, 09/15/31		9,000,000	8,976,174
BHG Securitization Trust Series 2023-B(a) 12.40%, 12/17/36		2,000,000	2,052,483
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		1,227,374	1,157,691
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		13,776,486	10,954,704
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		2,105,133	2,089,862
FAT Brands Fazoli's Native I LLC Series 2021-1(a) 7.00%, 07/25/51		15,820,500	14,234,884
FAT Brands GFG Royalty I LLC Series 2021-1A(a) 6.00%, 07/25/51		15,621,500	14,339,787
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,944,000	3,048,202
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(b)(c) 0.00%, 06/25/52		50,000	5,507,772
HOA Funding LLC Series 2021-1A(a) 4.72%, 08/20/51		14,173,750	10,946,458
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		4,364,568	3,720,759
ICG U.S. CLO Ltd. Series 2020-1A(a)(d) 9.28%, 01/20/35		3,000,000	2,862,327
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		3,000,000	2,882,460
Lendingpoint Asset Securitization Trust Series 2022-C(a) 13.09%, 02/15/30		6,400,000	4,924,666
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,688,099
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		855,138	765,712
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,699,070
Marlette Funding Trust Series 2023-3A(a) 8.04%, 09/15/33		3,000,000	3,076,140
Mercury Financial Credit Card Master Trust Series 2022-3A(a) 13.44%, 06/21/27		3,550,000	3,589,405
Mission Lane Credit Card Master Trust Series 2022-A(a) 6.92%, 09/15/27		3,000,000	2,983,233
Mission Lane Credit Card Master Trust Series 2023-A(a) 10.03%, 07/17/28		3,500,000	3,530,549
Momnt Technologies Trust Series 2023-1A(a) 8.29%, 03/20/45		3,000,000	3,000,992

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Momnt Technologies Trust Series 2023-1A(a) 11.24%, 03/20/45		$9,180,000	$8,880,329
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		4,692,939	4,347,168
Oasis Securitization Funding LLC Series 2021-2A(a) 2.14%, 10/15/33		1,672,814	1,657,909
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,006,678
Oportun Issuance Trust Series 2021-B(a) 5.41%, 05/08/31		4,910,000	4,510,491
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		2,659,000	2,375,861
PAGAYA AI Debt Trust Series 2022-2(a) 4.97%, 01/15/30		3,141,078	3,122,565
Pagaya AI Debt Trust Series 2023-6(a) 9.00%, 06/16/31		2,750,000	2,581,713
Pagaya AI Debt Trust Series 2023-8(a) 9.00%, 06/16/31		5,000,000	4,714,739
PMT Issuer Trust - FMSR Series 2022-FT1 (Floating, U.S. 30-Day Average SOFR + 4.19%, 4.19% Floor)(a)(e) 9.53%, 06/25/27		8,000,000	8,019,134
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(e) 9.59%, 05/25/27		12,000,000	11,999,579
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,876,263	2,409,996
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		3,000,000	2,987,883
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 9.97%, 05/15/32		2,250,000	2,275,432
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 12.66%, 05/15/32		8,250,000	8,285,038
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		1,856,154	1,862,313
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		4,250,000	4,268,605
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,328,646
Skyline Aircraft Series 2006-S3 6.17%, 08/17/33		4,412,440	3,888,463
Sound Point CLO XXX Ltd. Series 2021-2A(a)(d) 8.99%, 07/25/34		4,000,000	3,773,245
Sound Point CLO XXXI Ltd. Series 2021-3A(a)(d) 8.89%, 10/25/34		2,750,000	2,593,583
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		1,421,682	1,362,979
U.S. Auto Funding Trust Series 2022-1A(a) 11.79%, 06/15/29		5,000,000	0

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Bank N.A. Series 2023-1(a) 9.79%, 08/25/32		$2,500,000	$2,514,384
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		4,000,000	4,018,125
Upstart Securitization Trust Series 2022-2(a) 4.37%, 05/20/32		1,829,496	1,821,671
Upstart Securitization Trust Series 2022-3(a)(b)(c) 0.00%, 06/20/32		5,575	197,233
TOTAL ASSET-BACKED SECURITIES (Cost $229,633,805)			217,111,680
BANK DEBTS	11.1%
CT Technologies Intermediate Holdings, Inc. 9.60%, 12/16/25		19,498,702	18,687,951
Amentum Government Services Holdings LLC(f) 13.35%, 12/07/29		9,284,131	9,197,139
Champ Acquisition Corp.(b) 0.00%, 12/17/25		9,723,646	9,747,923
Electro Rent Corp. 10.64%, 01/23/24		5,616,000	5,447,520
Staples, Inc. 10.16%, 09/12/24		2,387,282	2,384,298
Verscend Holding Corp. 9.35%, 08/27/25		17,824,815	17,839,638
TOTAL BANK DEBTS (Cost $63,463,879)			63,304,469
CORPORATE BONDS	19.1%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		1,000,000	871,250
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,694,482
Arrow Bidco LLC(a) 10.75%, 06/15/25		2,070,000	2,142,450
Azul Secured Finance LLP(a) 11.93%, 08/28/28		10,000,000	10,339,460
Centene Corp. 4.25%, 12/15/27		5,000,000	4,819,721
Charter Communications Operating LLC 4.91%, 07/23/25		5,000,000	4,953,340
CSC Holdings LLC(a) 7.50%, 04/01/28		5,000,000	3,740,450
HCA, Inc. 5.00%, 03/15/24		10,325,000	10,306,191
LABL, Inc.(a) 10.50%, 07/15/27		22,629,000	21,708,131
Mauser Packaging Solutions Holding Co.(a) 9.25%, 04/15/27		3,000,000	2,944,567
Mauser Packaging Solutions Holding Co.(a) 7.88%, 08/15/26		3,000,000	3,052,782

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Prime Healthcare Services, Inc.(a) 7.25%, 11/01/25		$10,000,000	$9,750,000
Surgery Center Holdings, Inc.(a)(g) 10.00%, 04/15/27		7,638,000	7,714,380
Viasat, Inc.(a) 7.50%, 05/30/31		4,955,000	3,889,675
VICI Properties L.P./VICI Note Co., Inc.(a) 4.25%, 12/01/26		10,000,000	9,627,562
VICI Properties L.P./VICI Note Co., Inc.(a) 3.50%, 02/15/25		2,000,000	1,948,860
VICI Properties L.P./VICI Note Co., Inc.(a) 4.63%, 06/15/25		7,089,000	6,963,170
Vistra Operations Co. LLC(a) 3.55%, 07/15/24		3,000,000	2,957,674
TOTAL CORPORATE BONDS (Cost $108,686,647)			109,424,145
MORTGAGE-BACKED SECURITIES	19.4%
PRIVATE	8.5%
Home Equity	7.7%
Angel Oak Mortgage Trust Series 2022-3(a)(d) 4.14%, 01/10/67		6,031,761	5,495,468
Barclays Mortgage Loan Trust Series 2022-INV1(a)(d) 4.54%, 02/25/62		4,021,920	2,976,115
Barclays Mortgage Loan Trust Series 2022-INV1(a)(d) 4.54%, 02/25/62		4,450,880	3,014,410
CFMT LLC Series 2023-H12(a)(d) 4.25%, 04/25/33		5,000,000	4,098,844
CWHEQ Home Equity Loan Trust Series 2006-S2 5.64%, 07/25/27		272,073	212,217
CWHEQ Home Equity Loan Trust Series 2006-S3(g)(h) 5.53%, 06/25/21		3	644,490
CWHEQ Home Equity Loan Trust Series 2006-S5(g)(h) 5.75%, 06/25/35		7	1,443,720
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(e) 5.93%, 09/25/36		2,708,000	1,567
Home Equity Mortgage Trust Series 2006-3 (Step to 5.63% on 10/25/23) 6.09%, 09/25/36		2,662,915	103,321
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(e)(h) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(e) 5.97%, 11/25/36		1,354,000	358
Home Equity Mortgage Trust Series 2006-4 6.23%, 11/25/36		1,670,673	79,357

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor)(e)(h) 5.87%, 01/25/37		$263,979	$13,199
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 5.02% on 11/25/23)(a)(i) 5.04%, 06/25/67		4,000,000	3,259,171
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.35% on 08/25/26)(a)(i) 6.25%, 08/25/67		3,000,000	2,912,278
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.35% on 8/25/26)(a)(i) 6.25%, 08/25/67		1,125,000	1,021,194
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(e) 5.91%, 12/16/35		1,020,442	734,718
JP Morgan Resecuritization Trust Series 2009-7(a)(d) 7.00%, 09/27/37		9,586,710	4,259,501
PRPM Trust Series 2022-INV1(a)(d) 4.44%, 04/25/67		2,600,000	2,021,287
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Floor)(e)(j) 0.43%, 07/25/36		11,965,592	1,045,260
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(d) 10.25%, 06/01/53		10,502,250	10,696,472
Total Home Equity (Cost $48,524,095)			44,033,075
Commercial Mortgage-Backed Securities	0.8%
CSMC Trust Series 2022-NQM4 (Step to 5.29% on 7/25/26)(a)(i) 4.82%, 06/25/67		4,425,700	4,338,420
Total Commercial Mortgage-Backed Securities (Cost $4,253,120)			4,338,420
SOVEREIGN AGENCIES	1.8%
U.S. Government Agencies	1.8%
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(e)(j) 0.63%, 09/20/46		11,430,358	1,399,799
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Floor)(e)(h)(j) 0.63%, 08/20/49		33,745,606	3,332,149
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR, 28.17% Cap)(e) 5.04%, 09/20/53		4,965,845	5,463,568
Total U.S. Government Agencies (Cost $8,944,263)			10,195,516
U.S. GOVERNMENT AGENCIES	8.1%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(e)(j) 0.65%, 07/25/43		8,601,615	1,063,216

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(e)(h)(j) 0.50%, 05/25/50		$18,094,920	$2,257,703
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(e)(h)(j) 0.26%, 04/25/52		33,509,176	3,760,249
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(e) 11.45%, 02/25/29		19,291,012	19,080,304
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Floor)(e)(h)(j) 0.83%, 09/20/51		13,987,109	1,987,082
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(e)(h)(j) 0.00%, 11/20/51		167,717,241	3,133,612
Government National Mortgage Association Series 2021-70(d)(h)(j) 0.71%, 04/16/63		281,545,363	15,265,727
TOTAL U.S. GOVERNMENT AGENCIES (Cost $59,700,181)			46,547,893
UNKNOWN BICS LEVEL 3	1.0%
U.S. Government Agencies	1.0%
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(e)(j) 0.55%, 10/15/44		18,118,839	2,173,248
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR, 9999.00% Cap)(e)(j) 0.56%, 03/25/50		17,017,253	2,064,079
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(e)(j) 0.58%, 09/20/49		9,606,514	1,232,830
Total U.S. Government Agencies (Cost $3,665,971)			5,470,157
TOTAL MORTGAGE-BACKED SECURITIES (Cost $125,087,630)			110,585,061
MUNICIPAL BONDS	4.5%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		23,539,083	20,832,088
Puerto Rico Commonwealth Notes, Subseries CW(k) 0.00%, 11/01/43		8,877,387	4,838,176
TOTAL MUNICIPAL BONDS (Cost $25,891,150)			25,670,264
TOTAL INVESTMENTS (Cost $598,185,329)	100.0%		571,517,837

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	7.9%
Northern Institutional Treasury Portfolio (Premier Class)5.22%(l)		45,422,217	$45,422,218
TOTAL SHORT-TERM INVESTMENTS (Cost $45,422,218)			45,422,218
TOTAL INVESTMENTS (Cost $598,185,329)	100.0%		571,517,837
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(100,057)
NET ASSETS	100.0%		$571,417,780

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Zero coupon bond.
(c)Equity tranche security.
(d)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)Floating rate security. The rate presented is the rate in effect at December 31, 2023, and the related index and spread are shown parenthetically for each security.
(f)Position is unfunded. Contract rate was not determined at December 31, 2023 and does not take effect until drawn.
(g)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(h)Non-income producing security.
(i)Step coupon bond. Rate as of December 31, 2023 is disclosed.
(j)Interest only security
(k)These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(l)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
USD – United States Dollar
USD – United States Dollar
Swap Agreements outstanding at December 31, 2023:
Counterparty	Fund Pays	Fund Receives	Maturity Date	Currency	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	SPDR S&P 500 ETF	1-Day SOFR-0.25%	08/12/2024	USD	19,997,836	$(1,310,838)	$(1,310,838)